Related Party Transactions and Arrangements	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions and Arrangements
Related Party Transactions and Arrangements
Ownership by Affiliates
Certain affiliates of the Company have ownership in the Company through ownership of shares of the Company's common stock, shares of unvested restricted common stock and OP Units. As of December 31, 2013 and 2012, 4.37% and 1.35%, respectively, of the total equity units issued by the Company were owned by affiliates.
Fees Paid in Connection with Common Stock Offerings
RCS served as the dealer manager of the ARCT III and ARCT IV IPOs. RCS received fees and compensation in connection with the sale of ARCT III and ARCT IV's common stock in the respective IPOs. RCS received a selling commission of up to 7% of gross offering proceeds before reallowance of commissions earned by participating broker-dealers in each of the IPOs. In addition, RCS received up to 3% of the gross proceeds from the sale of common stock, before reallowance to participating broker-dealers, as a dealer-manager fee in each of the IPOs. RCS was permitted to reallow its dealer-manager fee to such participating broker-dealers, based on such factors as the volume of shares sold by respective participating broker-dealers and marketing support incurred as compared to those of other participating broker-dealers. RCS has also received compensation for various other Company equity transactions.
The following table details the results of such activities related to RCS, which are recorded as offering costs on the consolidated statement of changes in equity (amounts in thousands):

	Year Ended December 31,			Payable as of December 31,
	2013	2012	2011	2013	2012	2011
Total commissions and fees paid to RCS	$147,755	$184,398	$11,434	$—	$455	$92

The Company, ARCT III and ARCT IV reimbursed its Former Manager, the ARCT III Advisor, the ARCT IV Advisor and RCS, as applicable, for services relating to the ARCT III IPO, the ARCT IV IPO and other significant transactions such as the Company's at-the-market equity program. The following table details the results of such activities related to offering and other significant transactions costs reimbursed to the Company's Former Manager, the ARCT III Advisor, the ARCT IV Advisor and RCS (amounts in thousands):

	Year Ended December 31,			Payable as of December 31,
	2013	2012	2011	2013	2012	2011
Offering expense and other significant transactions reimbursements	$13,564	$27,202	$4,383	$—	$88	$220

Fees Paid in Connection with the Operations of the Company
Each of the Company, ARCT III and ARCT IV paid the Company's Former Manager, the ARCT III Advisor and the ARCT IV Advisor, as applicable, an acquisition fee equal to 1.0% of the contract purchase price, inclusive of assumed indebtedness, of each property the Company, ARCT III or ARCT IV, as applicable, acquired. The acquisition fee was payable in cash at the closing of each acquisition. In conjunction with the ARCT III Merger, it was agreed that these fees would no longer be paid by either the Company or ARCT III. In conjunction with the ARCT IV Merger, it was agreed that these fees would no longer be paid by ARCT IV. Acquisition fees are recorded in Acquisition related costs in the accompanying consolidated statements of operations and comprehensive loss.
Each of the Company, ARCT III and ARCT IV paid the Company's Former Manager, the ARCT III Advisor and the ARCT IV Advisor, as applicable, a financing consideration fee equal to 0.75% of the amount available under any secured mortgage financing or refinancing that the Company, ARCT III or ARCT IV, as applicable, obtained and used for the acquisition of properties that was arranged by the Company's Former Manager, ARCT III Advisor or ARCT IV Advisor, as applicable. The financing coordination fee was payable in cash at the closing of each financing. In conjunction with the ARCT III Merger, it was agreed that these fees would no longer be paid to either the Company or ARCT III. In conjunction with the ARCT IV Merger, it was agreed that these fees would no longer be paid by ARCT IV.
Prior to the termination of the amended and restated management agreement, the Company was required to pay its Former Manager a quarterly incentive fee, calculated based on 20% of the excess Company annualized core earnings (as defined in the management agreement with its Former Manager) over the weighted-average number of shares multiplied by the weighted-average price per share of common stock. One half of each quarterly installment of the incentive fee was payable in shares of common stock. The remainder of the incentive fee was payable in cash. No such incentive fees have been incurred or paid to the Company's Former Manager since inception.
Prior to the termination of the amended and restated management agreement the Company paid its Former Manager an annual base management fee equal to 0.50% per annum of the average unadjusted book value of the Company's real estate assets, calculated and payable monthly in advance. The management fee was payable in cash. In conjunction with the ARCT III Merger, the base management fee was reduced to 0.40% per annum for the unadjusted book value of assets over $3.0 billion. The Company's Former Manager waived such portion of its management fee in excess of certain net income thresholds related to the Company's operations during the first three fiscal quarters of 2013. Management fees, if accrued, were recorded in Operating fees to affiliates in the consolidated statements of operations and comprehensive loss.
The Company also pays fees for transfer agent services to an affiliate of the Former Manager, American National Stock Transfer, LLC.
Until July 1, 2012, ARCT III paid the ARCT III Advisor an asset management fee of 0.75% per annum of the cost of its assets (cost includes the purchase price, acquisition expenses, capital expenditures and other customarily capitalized costs, but excludes acquisition fees) plus costs and expenses incurred by the ARCT III Advisor in providing asset management services; provided, however, that the asset management fee was reduced by any amounts payable to ARCT III's property manager as an oversight fee, such that the aggregate of the asset management fee and the oversight fee did not exceed 0.75% per annum of the cost of ARCT III's assets plus costs and expenses incurred by the ARCT III Advisor in providing asset management services. Prior to July 1, 2012, this fee was payable in monthly installments at the discretion of ARCT III's board of directors in cash, common stock or restricted stock grants, or any combination thereof. Asset management fees, if accrued, were recorded in Operating fees to affiliates in the consolidated statements of operations and comprehensive loss.
Effective July 1, 2012, the payment of asset management fees in monthly installments in cash, shares or restricted stock grants, or any combination thereof to the ARCT III Advisor was eliminated. Instead, ARCT III issued (subject to periodic approval by its board of directors) to the ARCT III Advisor performance-based restricted partnership units of the ARCT III OP designated as "ARCT III Class B units," which were intended to be profits interests and to vest, and no longer be subject to forfeiture, at such time as: (x) the value of the ARCT III OP's assets plus all distributions made equal or exceeded the total amount of capital contributed by investors plus a 6.0% cumulative, pre-tax, non-compounded annual return thereon (the "economic hurdle"); and (y) a liquidity event has occurred.
The ARCT III Advisor received distributions on unvested ARCT III Class B units equal to the distribution rate received on ARCT III common stock. Such distributions on issued ARCT III Class B units were included as general and administrative expense in the consolidated statements of operations and comprehensive loss until the performance condition is considered probable to occur. 145,022 ARCT III Class B units were approved by ARCT III's board of directors as of December 31, 2012. During January and February 2013, ARCT III's board of directors approved, and ARCT III issued, 603,599 ARCT III Class B units to the ARCT III Advisor for its asset management services provided. As of December 31, 2012, ARCT III did not consider achievement of the performance condition to be probable as the shareholder vote for the ARCT III Merger, which would allow vesting of these ARCT III Class B Units, was not completed. The performance condition related to these ARCT III Class B units was satisfied upon the completion of the ARCT III Merger and expense of $9.9 million was recorded at that time. The ARCT III Class B units then converted to ARCT III OP Units which converted to 711,190 OP Units after the application of the ARCT III Exchange Ratio. These expenses were recorded in merger and other transaction related in the consolidated statements of operations and comprehensive loss.
In connection with the asset management services provided by the ARCT IV Advisor, ARCT IV issued (subject to periodic approval by the board of directors) to the ARCT IV Advisor performance-based restricted partnership units of the ARCT IV OP designated as "ARCT IV Class B Units," which were intended to be profit interests and to vest, and no longer be subject to forfeiture, at such time as: (x) the value of the ARCT IV OP's assets plus all distributions made equals or exceeds the total amount of capital contributed by investors plus a 6.0% cumulative, pre-tax, non-compounded annual return thereon (the "economic hurdle"); (y) any one of the following occurs: (1) the termination of the advisory agreement by an affirmative vote of a majority of the Company's independent directors without cause; (2) a listing; or (3) another liquidity event; and (z) the ARCT IV Advisor was still providing advisory services to ARCT IV.
The calculation of the ARCT IV asset management fees was equal to: (i) 0.1875% of the cost of ARCT IV's assets; divided by (ii) the value of one share of ARCT IV common stock as of the last day of such calendar quarter. When approved by the board of directors, the ARCT IV Class B Units were issued to the ARCT IV Advisor quarterly in arrears pursuant to the terms of the ARCT IV OP agreement.
During the year ended December 31, 2013, the board of directors approved the issuance of 492,483 ARCT IV Class B Units to the ARCT IV Advisor in connection with this arrangement. As of December 31, 2013, ARCT IV did not consider achievement of the performance condition to be probable and no expense was recorded at that time. The ARCT IV Advisor received distributions on unvested ARCT IV Class B Units equal to the distribution rate received on the ARCT IV common stock. Such distributions on ARCT IV Class B Units were included in general and administrative expense in the consolidated statements of operations and comprehensive loss until the performance condition was considered probable to occur. The performance condition related to the 498,857 ARCT IV Class B Units, which includes units issued for the period of January 1, 2014 through the ARCT IV Merger Date, was satisfied upon the completion of the ARCT IV Merger. These ARCT IV Class B Units immediately converted into OP Units at the 2.3961 exchange ratio discussed in Note 2 — Mergers and Acquisitions and the Company recorded an expense of $13.9 million based on the fair value of the ARCT IV Class B Units at that time.
ARCT III paid an affiliate of ARC, unless it contracted with a third party, a property management fee of up to 2% of gross revenues from ARCT III's stand-alone single-tenant net leased properties and 4% of gross revenues from its multi-tenant properties, plus, in each case, market-based leasing commissions applicable to the geographic location of the property. ARCT III also reimbursed the affiliate for property level expenses. If ARCT III contracted directly with third parties for such services, it paid them customary market fees and paid the affiliated property manager, an oversight fee of up to 1% of the gross revenues of the property managed. Property management fees are recorded in Operating fees to affiliates in the consolidated statements of operations and comprehensive loss.
Effective March 1, 2013, ARCT IV entered into an agreement with RCS to provide strategic advisory services and investment banking services required in the ordinary course of ARCT IV's business, such as performing financial analysis, evaluating publicly traded comparable companies and assisting in developing a portfolio composition strategy, a capitalization structure to optimize future liquidity options and structuring operations. Strategic advisory fees were amortized over the term of the ARCT IV IPO and included in acquisition and transaction related expense on the consolidated statements of operations and comprehensive loss. RCS and its affiliates also provided transfer agent services, as well as transaction management and other professional services. Those fees are included in general and administrative expenses on the consolidated statement of operations during the period the service was provided.
The Company reimburses certain affiliates for out-of-pocket costs actually incurred by its those affiliates, including without limitation, legal fees and expenses, due diligence fees and expenses, other third party fees and expenses, costs of appraisals, travel expenses, nonrefundable option payments and deposits on properties not acquired, accounting fees and expenses, title insurance premiums and other closing costs, personnel costs and miscellaneous expenses relating to the selection, acquisition and due diligence of properties. The Company's reimbursement obligation is not subject to any dollar limitation. Expenses are typically reimbursed in cash on a monthly basis following the end of each month. Reimbursements are recorded based on the related activity to which the expense relates.
In order to facilitate the smooth transition of property management services following the consummation of the ARCT III Merger, the Company, the OP and ARC agreed that the Property Management and Leasing Agreement will be extended for a 60-day period following the consummation of the ARCT III Merger for which the Company paid ARC $2.3 million. These fees were recorded in merger and transaction related in the consolidated statements of operations and comprehensive loss.
The Company receives financial advisory and strategic services prior to the consummation of certain of its mergers and acquisitions pursuant to an investment banking services agreement, to which the Company and RCS are parties. Under this agreement, during the year ended December 31, 2013, the Company has incurred $17.8 million for the various mergers and transactions that were completed.
The following table details amounts incurred by the Company, ARCT III or ARCT IV and contractually due to ARC, ARCT III Advisor, ARCT IV Merger or the Company's Former Manager and forgiven in connection with the operations related services described above (amounts in thousands):

	Year Ended December 31,						Payable as of December 31,
	2013		2012		2011		2013	2012	2011
	Incurred	Forgiven	Incurred	Forgiven	Incurred	Forgiven
One-time fees:
Acquisition fees (1)	$24,088	$—	$28,656	$—	$1,692	$—	$—	$376	$37
Financing fees and related cost reimbursements	13,637	—	3,350	—	182	—	—	—	—
Other expense reimbursements	16,230	—	592	—	148	—	—	18	—
Transaction fees	3,455	—	—	—	—	—	3,455	—	—
On-going fees:
Base management fees (2)	13,978	6,109	2,035	1,823	274	274	5,654	—	—
Transfer agent fees	1,874	—	—	—	—	—	274	—	—
Property management and leasing fees (2)	799	799	918	918	15	15	—	—	—
Strategic advisory fees	920	—	—	—	—	—	—	—	—
Distributions on ARCT IV Class B Units	155	—	—	—	—	—	—	—	—
Total operational fees and reimbursements	$75,136	$6,908	$35,551	$2,741	$2,311	$289	$9,383	$394	$37
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(1) In conjunction with the ARCT III Merger, the payment of acquisition fees was terminated, however for properties that were in ARCP's or ARCT III's pipeline at the ARCT III Merger date, the fees were paid as the Company's Former Manager had sourced and negotiated the purchase price prior to the ARCT III Merger.
(2) The amounts incurred and paid were recognized in merger and other transaction related costs during the year ended December 31, 2013 as they relate to the ARCT III Merger. The amounts incurred during the quarter ended December 31, 2013 and payable as of December 31, 2013 were accrued through January 7, 2014, the date prior to transition to self management.
Under an administrative support agreement between the Company and ARC, ARC was to pay or reimburse the Company for its general administrative expenses, including, without limitation, legal fees, audit fees, board of directors fees, insurance, marketing and investor relation fees, until September 6, 2012, which was one year after the closing of the IPO, to the extent the amount of certain net earnings from operations thresholds, as specified in the agreement, were less than the amount of the distributions declared by the Company during this one-year period. To the extent these amounts were paid by ARC, they would not be subject to reimbursement by the Company. These costs are presented net in the accompanying consolidated statements of operations and comprehensive loss. In addition, the ARCT III Advisor provided expense support to ARCT III from time to time to assist ARCT III with operating cash flow, distributions or other operational purposes.
The following table details general and administrative expenses absorbed by ARC and the ARCT III Advisor and paid to the Company or ARCT III during the years ended December 31, 2013, 2012 and 2011(amounts in thousands):

	Year Ended December 31,			Receivable as of December 31,
	2013	2012	2011	2013	2012	2011
General and administrative expenses absorbed	$—	$234	$20	$—	$—	$—

Upon consummation of the ARCT III Merger, the Company entered into the OPP with its Former Manager, whereby its Former Manager was able to potentially earn compensation upon the attainment of stockholder value creation targets. Pursuant to previous authorization of the Company's board of directors, as a result of the termination of the Management Agreement, all LTIP Units vested upon the consummation of the Company's transition to self-management on January 8, 2014. On October 21, 2013, the Company approved the New OPP, to be effective as of the Company's transition to self-management. Under the New OPP, individual agreements will be entered into between the Company and the participants selected by the Participants that set forth the Participant's participation percentage in the New OPP and the number of LTIP Units subject to the award. Under the OPP Agreements, the Participants will be eligible to earn performance-based bonus awards equal to the Participant's participation percentage of a pool that will be funded up to a maximum award opportunity. See Note 17 — Equity Based Compensation for a more detailed description of these plans.
Fees Paid in Connection with the ARCT III Merger
ARCT III entered into an agreement with an affiliate, ARC Advisory Services, LLC, to provide legal support services up to the date that ARCT III entered into the ARCT III Merger Agreement and until the ARCT III Merger was consummated for $0.5 million. This amount was fully accrued as of December 31, 2012 and was paid in February 2013 in conjunction with the consummation of the ARCT III Merger.
ARCT III entered into an agreement with an affiliate, ARC Advisory Services, LLC, to provide support services including legal, accounting, marketing, human resources and information technology, among other services, until the earlier of the ARCT III Merger closing date or one year for $2.0 million pursuant to this contract. As of December 31, 2012, $0.3 million was accrued and the remaining $1.7 million was paid in February 2013 in conjunction with the consummation of the ARCT III Merger.
ARCT III entered into an agreement with affiliates RCS and ARC Advisory Services, LLC, to provide financial advisory and information agent services related to the proxy solicitation seeking approval of the ARCT III Merger by ARCT III's stockholders for $0.6 million. Services provided include facilitation of the preparation, distribution and accumulation and tabulation of proxy materials, stockholder, analyst and financial advisor communications and consultation on materials and communications made to the public and regulatory agencies regarding the ARCT III Merger. The Company recorded $0.5 million for the year ended December 31, 2013 in addition to the $0.1 million that was accrued in the prior year and paid the full amount in conjunction with the consummation of the ARCT III Merger.
The Company entered into an Asset Purchase and Sale Agreement with ARC pursuant to which, concurrently with the closing of the ARCT III Merger and in connection with the internalization by the Company of certain property level management and accounting activities, ARC sold to the OP certain furniture, fixtures, equipment and other assets used by ARC in connection with managing the property level business and operations and accounting functions of the Company and the OP, and included at the cost of such assets, for an aggregate price of $5.8 million, which includes the reimbursement of certain costs and expenses incurred by ARC in connection with the ARCT III Merger. Fees paid in connection with the ARCT III Merger were recorded in merger and transaction related in the consolidated statements of operations and comprehensive loss. Additionally, the Company acquired fixed assets with a carryover basis of $1.0 million from the Advisor; the consideration paid to the Advisor in excess of the carryover basis was approximately $3.0 million .
On February 28, 2013, the OP entered into a Contribution and Exchange Agreement (the "Contribution and Exchange Agreement") with the ARCT III OP and American Realty Capital Trust III Special Limited Partner, LLC, the holder of the special limited partner interest in the ARCT III OP . The Special Limited Partner was entitled to receive certain distributions from the ARCT III OP, including the subordinated distribution of net sales proceeds resulting from an "investment liquidity event" (as defined in the agreement of limited partnership of the ARCT III OP). The ARCT III Merger constituted an "investment liquidity event," as a result of which the Special Limited Partner, in connection with management's successful attainment of the 6.0% performance hurdle and the return to ARCT III's stockholders of approximately $557.3 million in addition to their initial investment, was entitled to receive a subordinated distribution of net sales proceeds from the ARCT III OP equal to approximately $98.4 million. Pursuant to the Contribution and Exchange Agreement, the Special Limited Partner contributed its interest in the ARCT III OP, inclusive of the subordinated distribution proceeds received, to the ARCT III OP in exchange for 7.6 million ARCT III OP Units. Upon consummation of the ARCT III Merger, these ARCT III OP Units were immediately converted to 7.3 million OP Units after application of the ARCT III Exchange Ratio. In conjunction with the ARCT III Merger Agreement, the Special Limited Partner agreed to a minimum one year holding period for these OP Units before converting them to shares of Company common stock.
Fees Paid in Connection with the ARCT IV Merger
The Company entered into an agreement with an entity under common ownership with the Former Manager, Realty Capital Securities, LLC ("RCS"), to provide strategic and financial advisory services to the Company in connection with the ARCT IV Merger. The Company agreed to pay a fee equal to 0.25% of the transaction value upon the consummation of the transaction and reimburse out of pocket expenses. The Company accrued $7.7 million of such fees and $0.6 million of such expense reimbursements as of December 31, 2013.
The Company entered into an agreement with entities under common ownership with the Former Manager, RCS, RCS Advisory Services, LLC, and American National Stock Transfer, LLC ("ANST"), to provide financial advisory and information agent services in connection with the ARCT IV Merger and the related proxy solicitation seeking approval of such merger by the Company's stockholders. Services provided include facilitation of the preparation, distribution and accumulation and tabulation of proxy materials, stockholder, analyst and financial advisor communications and consultation on materials and communications made to the public and regulatory agencies regarding the ARCT IV Merger. The Company agreed to pay $0.6 million in fees and reimburse out of pocket expenses pursuant to this agreement. This amount was fully accrued as of December 31, 2013 and paid in January 2014.
ARCT IV entered into an agreement with an entity under common ownership with the Former Manager, RCS, to provide strategic and financial advisory services to assist ARCT IV with its alternatives for a potential liquidity event. ARCT IV agreed to pay a fee equal to 0.25% of the transaction value upon the consummation of the transaction, but not less than $2.5 million, and reimburse out of pocket expenses. ARCT IV accrued $7.7 million of such fees and $0.6 million of such expense reimbursements as of December 31, 2013.
The Company and ARCT IV entered into agreements with entities under common ownership with the Former Manager, ARC Advisory Services, LLC and RCS Advisory Services, LLC, to provide legal support services, up to the date that ARCT IV entered into the ARCT IV Merger Agreement. In total the Company and ARCT IV agreed to pay $0.5 million pursuant to this agreement. This amount was fully accrued as of December 31, 2013.
ARCT IV entered into an agreement with entities under common ownership with the Former Manager, RCS, RCS Advisory Services, LLC, and ANST, to provide advisory and information agent services in connection with the ARCT IV Merger and the related proxy solicitation seeking approval of such merger by ARCT IV's stockholders. Services provided include facilitation of the preparation, distribution and accumulation and tabulation of proxy materials, stockholder, analyst and financial advisor communications and consultation on materials and communications made to the public and regulatory agencies regarding the ARCT IV Merger. ARCT IV agreed to pay $0.8 million in fees and reimburse out of pocket expenses pursuant to this agreement. As of December 31, 2013, $0.8 million of such fees and $0.2 million of such expense reimbursements were accrued.
ARCT IV entered into an agreement with with entities under common ownership with the Former Manager, ARC Advisory Services, LLC and RCS Advisory Services, LLC, to provide support services including legal, accounting, marketing, human resources and information technology, among other services, until the earlier of the potential merger closing date or one year from the effective date of the agreement of July 1, 2013. ARCT IV agreed to pay $2.0 million in fees and reimburse out of pocket expenses pursuant to this agreement. As of December 31, 2013, $2.0 million of such fees and $0.4 million of such expense reimbursements were accrued.
ARCT IV entered into the Asset Purchase and Sale Agreement with the ARCT IV Advisor, pursuant to which the ARCT IV Advisor transferred to the Company furniture, fixtures and equipment used by the ARCT IV Advisor and ARCT IV reimbursed the ARCT IV Advisor for certain unreimbursed expenses. No fees were incurred or paid under this agreement during the year ended December 31, 2013.
Pursuant to ARCT IV's advisory agreement with the ARCT IV Advisor, ARCT IV agreed to pay the ARCT IV Advisor a brokerage commission on the sale of property in connection with the ARCT IV Merger. At the time of the ARCT IV Merger, ARCT IV paid $8.4 million to the ARCT IV Advisor in connection with such agreement. These commissions were included in merger and other transaction related costs in the consolidated statement of operations. No fees were incurred under this agreement during the year ended December 31, 2013.
Investment by Affiliate
In connection with the ARCT III Merger, the Special Limited Partner invested $0.8 million in exchange for 56,797 OP Units after the effect of the ARCT III Exchange Ratio.
Investment in Affiliate
During the year ended December 31, 2013, the Company invested $10.0 million in an affiliated real estate fund, American Real Estate Income Fund, which invests primarily in equity securities of other publicly traded REITs, and subsequently reinvested dividends totaling $0.1 million. During the fourth quarter of 2013, the Company sold investments with an original cost of $8.5 million. The fair value of the investment at December 31, 2013 was $1.5 million.